Intangible Assets, Net and Goodwill - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of Goodwill Activity [Line Items]
Balance	$ 62,630	$ 18,476
Goodwill acquired in business combinations		62,630	18,476
Accumulated impairment losses
Balance as of December 29, 2024
Goodwill	75,607	62,630	18,476
Total	75,607	62,630	18,476
Measurement period adjustments		(18,476)
Residential Solar Installation [Member]
Schedule of Goodwill Activity [Line Items]
Balance	30,808	18,276
Goodwill acquired in business combinations		30,808	18,276
Accumulated impairment losses
Balance as of December 29, 2024
Goodwill	30,808	30,808	18,276
Total	30,808	30,808	18,276
Measurement period adjustments		(18,276)
New Homes [Member]
Schedule of Goodwill Activity [Line Items]
Balance		200
Goodwill acquired in business combinations			200
Accumulated impairment losses
Balance as of December 29, 2024
Goodwill	12,977		200
Total	12,977		200
Measurement period adjustments		(200)
Dealer [Member]
Schedule of Goodwill Activity [Line Items]
Balance	31,822
Goodwill acquired in business combinations		31,822
Accumulated impairment losses
Balance as of December 29, 2024
Goodwill	31,822	31,822
Total	$ 31,822	31,822
Measurement period adjustments